Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

7.Leases

The Group’s operating leases mainly related to offices facilities and staff quarters. As of December 31, 2021 and 2022, the Group recognized the following items related to operating leases on its consolidated balance sheet:

	December 31, 2021	December 31, 2022
	RMB	RMB
Operating lease ROU assets	28,941	25,116
Operating lease liabilities, non-current	(17,076)	(8,195)
Operating lease liabilities, current	(13,929)	(18,372)
Total operating lease liabilities	(31,005)	(26,567)
Weighted average remaining lease term	2.5 years	1.7 years
Weighted average discount rate	7.0%	6.3%

The components of lease cost for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease cost	8,569	10,329	17,284
Short-term lease cost	7,456	9,353	10,974
Total lease cost	16,025	19,682	28,258

No lease cost was capitalized as part of the cost of another assets.

Supplemental cash flow information related to the operating leases was as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash payments for operating leases	8,867	9,786	17,910
Right-of-use assets obtained in exchange for operating lease liabilities	12,851	34,988	13,505

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2022 is as follows:

RMB
2023	19,527
2024	7,399
2025	1,121
Total future lease payments	28,047
Impact of discounting remaining lease payments	(1,480)
Total lease liabilities	26,567

The increase of operating lease assets obtained in exchange for operating lease liabilities in 2022 was mainly due to the renewal of lease agreements that expired , and several new lease agreements signed by the Group in 2022. As of December 31, 2021 and 2022, the Group had no operating leases that had not yet commenced.